Property and Equipment, Net - Schedule of Property, and Equipment, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment	$ 9,102	$ 8,945	$ 14,946
Less accumulated depreciation and amortization	(6,451)	(6,282)	(12,293)
Property and equipment, net	2,651	2,663	2,653
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,229	4,030	8,376
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,603	2,633	3,155
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	879	887	1,574
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	763	766	718
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	384	384	632
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 244	$ 245	$ 491